Other Payables and Accrued Expenses (Details) - Schedule of Other Payable and Accrued Expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Payable and Accrued Expenses [Abstract]
Government authorities	$ 3,221	$ 902
Warranty provision	3,640	1,419
Provision for returns	2,178	1,759
Professional services	1,411	774
Accrued expenses	6,838	6,759
Other payables and accrued expenses, total	$ 17,288	$ 11,613